Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2019 Option $ / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding	2,394,490	3,883,350	4,232,260
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options | Option	1,551,845
Non-Exercisable Options | Option	842,645
Total Options Outstanding | Option	2,394,490
Weighted Average Remaining Contractual Life	2 years 6 months
Options [member] | 23.26 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 23.26
Exercisable Options	691,250
Total Options Outstanding	691,250
Weighted Average Remaining Contractual Life	1 year 2 months 12 days
Options [member] | 23.27 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 23.27
Exercisable Options	58,850
Total Options Outstanding	58,850
Weighted Average Remaining Contractual Life	1 year 2 months 12 days
Options [member] | 24.11 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 24.11
Exercisable Options	8,440
Total Options Outstanding	8,440
Weighted Average Remaining Contractual Life	2 years 7 months 6 days
Options [member] | 25.48 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 25.48
Exercisable Options	115,000
Total Options Outstanding	115,000
Weighted Average Remaining Contractual Life	2 months 12 days
Options [member] | 26.24 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 26.24
Exercisable Options	203,240
Non-Exercisable Options	219,510
Total Options Outstanding	422,750
Weighted Average Remaining Contractual Life	3 years 2 months 12 days
Options [member] | 26.26 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 26.26
Exercisable Options	5,900
Total Options Outstanding	5,900
Weighted Average Remaining Contractual Life	2 months 12 days
Options [member] | 26.51 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 26.51
Exercisable Options	29,450
Non-Exercisable Options	49,320
Total Options Outstanding	78,770
Weighted Average Remaining Contractual Life	3 years 2 months 12 days
Options [member] | 26.79 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 26.79
Exercisable Options	47,900
Total Options Outstanding	47,900
Weighted Average Remaining Contractual Life	2 years 2 months 12 days
Options [member] | 27.03 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 27.03
Exercisable Options	0
Non-Exercisable Options	2,230
Total Options Outstanding	2,230
Weighted Average Remaining Contractual Life	4 years 3 months 18 days
Options [member] | 27.51 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 27.51
Exercisable Options	380,900
Total Options Outstanding	380,900
Weighted Average Remaining Contractual Life	2 years 2 months 12 days
Options [member] | 27.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 27.60
Exercisable Options	1,820
Total Options Outstanding	1,820
Weighted Average Remaining Contractual Life	2 years 4 months 24 days
Options [member] | 28.43 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 28.43
Exercisable Options	1,095
Non-Exercisable Options	1,095
Total Options Outstanding	2,190
Weighted Average Remaining Contractual Life	3 years 3 months 18 days
Options [member] | 30.82 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 30.82
Exercisable Options	0
Non-Exercisable Options	5,970
Total Options Outstanding	5,970
Weighted Average Remaining Contractual Life	4 years 4 months 24 days
Options [member] | 31.89 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 31.89
Exercisable Options	0
Non-Exercisable Options	95,480
Total Options Outstanding	95,480
Weighted Average Remaining Contractual Life	4 years 2 months 12 days
Options [member] | 32.93 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 32.93
Exercisable Options	0
Non-Exercisable Options	469,040
Total Options Outstanding	469,040
Weighted Average Remaining Contractual Life	4 years 2 months 12 days
Options [member] | 39.52 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 39.52
Exercisable Options	8,000
Total Options Outstanding	8,000
Weighted Average Remaining Contractual Life	1 year 7 months 6 days